Related party balances and transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party balances and transactions

Note 10 Related party balances and transactions

Related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2025 (HK$’000)	June 30, 2026 (HK$’000)	June 30, 2026 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	611	680	87
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	-	-	-
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	-	-	-
Total amounts due to related parties				611	680	87

The above amounts are unsecured, non-interest bearing and repayable on demand.

Related party transactions (Guarantees)

The related parties made guarantees to the Company in relation to all the bank borrowings of the Group. Please refer to the Note 9 for details of each guarantee made by the related parties in relation to all the bank borrowings of the Group as of June 30, 2026 and December 31, 2025.

Related party transactions (Sale / lease of properties)

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the six months ended June 30, 2025 (HK$’000)	Rental payment for the six months ended June 30, 2026 (HK$’000)	Rental payment for the six months ended June 30, 2026 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	300	300	38
Hong Kong office	Lessor is Mr. Li and his spouse	300	300	38

Fenbo Industries entered into a lease agreement with Mr. Li to lease from Mr. Li the office for an initial term of two (2) years, commencing January 1, 2023, for a monthly rental of HK$50,000. Upon the expiry of the above lease term, Fenbo Industries renewed such lease agreement with Mr. Li to lease this office for another term of two (2) years, commencing January 1, 2025, for a monthly rental of HK$50,000.

Fenbo Industries entered into a lease agreement with a company owned by Mr. and Mrs. Li for the lease of a director’s quarters for an initial term of two (2) years, commencing May 1, 2023, for a monthly rental of HK$50,000. Upon the expiry of the above lease term, Fenbo Industries renewed such lease agreement with Mr. Li for another term of two (2) years, commencing May 1, 2025, for a monthly rental of HK$50,000.